SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	3 Months Ended
Sep. 30, 2025
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

14.   SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the period ended September 30, 2025, and 2024, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Value of transactions for the period ended
Party	Transaction type	09/30/2025	09/30/2024
Joint ventures and associates	Sales and services	4,480,279	1,970,746
Joint ventures and associates	Purchases of goods and services	(3,327,524)	(5,533,795)
Key management personnel	Salaries, social security benefits and other benefits	(841,706)	(1,091,546)
Key management personnel	Sales and services	—	6,048
Key management personnel	Purchases of goods and services	82,408	157,213
Shareholders and other related parties	Sales of goods and services	690,498	3,628,119
Shareholders and other related parties	Purchases of goods and services	(1,333,408)	(1,854,249)
Shareholders and other related parties	In-kind contributions	664,590	666,068
Total		415,137	(2,051,396)

		Amounts receivable from related parties
Party	Transaction type	09/30/2025	06/30/2025
Shareholders and other related parties	Trade debtors	—	249,701
Shareholders and other related parties	Other receivables	3,535,965	2,775,092
Joint ventures and associates	Trade debtors	414,206	413,689
Joint ventures and associates	Other receivables	18,868,162	19,147,793
Total		22,818,333	22,586,275

		Amounts payable to related parties
Party	Transaction type	09/30/2025	06/30/2025
Shareholders and other related parties	Trade creditors	(850,254)	(878,874)
Key management personnel	Salaries, social security benefits and other benefits	(123,770)	(65,882)
Shareholders and other related parties	Trade and other payables	(116,416)	(286,172)
Joint ventures and associates	Trade creditors	(46,826,010)	(47,321,832)
Other related parties	Secured notes	(103,603,614)	(102,270,445)
Total		(151,520,064)	(150,823,205)